Summary of significant accounting policies (Details Narrative) - USD ($)		12 Months Ended
	Jun. 26, 2017	Jun. 30, 2017	Jun. 30, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Revenue		$ 16,964
FDIC uninsurance amount		$ 9,400,000
Vesting period		4 years
Description of vesting period		Vesting on a tier basis of 50% on the second anniversary of the effective date and 25% on the third and fourth anniversary dates
Building [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives	P11Y	P11Y
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share outstanding		1,646,965	1,361,055
Patents [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful lives		15 years
Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives		P3Y
Minimum [Member] | Equipment [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives	P1Y
Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives		P10Y
Maximum [Member] | Equipment [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives	P5Y